Putnam Investments
One Post Office Square
Boston, MA 02109
September 30, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 33-515) (811-07513) (the “Trust”), on behalf of its Putnam Dynamic Asset
Allocation Equity Fund and Putnam Dynamic Risk Allocation Fund series (the “Fund”) Post-Effective
Amendment No. 192 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 192 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 26, 2014.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: ROPES & GRAY LLP